Commitments and Contingencies	12 Months Ended
May 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
22.	COMMITMENTS AND CONTINGENCIES
Operating leases
The Group has certain operation-leases for offices, classroom and warehouse facilities. The terms of substantially all of these leases are ten years or less. Future minimum lease payments under non-cancelable
operating leases as of May 31, 2019 were as follows:

US$
Years ending May 31:
2020	360,972
2021	337,751
2022	297,379
2023	212,814
2024	143,899
Thereafter	162,882

Total	1,515,697

Rental expenses for the years ended May 31, 2017, 2018 and 2019 related to all cancelable and non-cancelable
leases were US$199,329, US$320,877 and US$376,480, respectively.
Capital commitments
As of May 31, 2019, the future minimum capital commitments were as follows:

US$
Capital commitment for the purchase of property and equipment	1,665
Capital commitment for leasehold improvements	24,395

26,060

Contingent liabilities
The Group has been named in a number of lawsuits arising in its ordinary course of business. Although the outcome of those lawsuits are uncertain, the Group does not believe the possibility of loss is probable. The Group is unable to estimate a range of loss, if any, that could result if there would be an adverse decision, as such, and the Group has not accrued any liabilities.